Total
Western Asset Tax Free Reserves
Western Asset Tax Free Reserves
Investment objective
The fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - Western Asset Tax Free Reserves - USD ($)	Class A		Class N		Service Shares
Maximum sales charge (load) imposed on purchases	none		none		none
Maximum deferred sales charge (load)	none	[1]	none		none
Small account fee ($)	$ 15	[2]	$ 15	[2]		[3]
[1]	If acquired by exchange, you will be subject to the contingent deferred sales charge, if any, of the original fund’s shares (except for shares held through accounts where Legg Mason Investor Services, LLC is the broker-dealer of record), which could be up to 1.00%. There is no contingent deferred sales charge after 18 months from the date you purchased such shares of the original fund.
[2]	If the value of your account is below $1,000, the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly by the fund or your Service Agent (with an annual maximum of $15.00 per account). Please contact your Service Agent or the fund for more information.
[3]	N/A

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Western Asset Tax Free Reserves		Class A	Class N	Service Shares
Management fees	[1]	0.45%	0.45%	0.45%
Distribution and/or service (12b-1) fees	[1]	0.10%	0.25%	0.50%
Other expenses	[1]	0.26%	0.75%	2.94%	[2]
Total annual fund operating expenses	[1]	0.81%	1.45%	3.89%
Fees waived and/or expenses reimbursed	[1],[3]	(0.21%)	(0.70%)	(2.89%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1]	0.60%	0.75%	1.00%
[1]	The fund is a feeder fund that invests in securities through an underlying mutual fund, Tax Free Reserves Portfolio. The information in this table and in the Example below reflects the direct fees and expenses of the fund and its allocated share of fees and expenses of Tax Free Reserves Portfolio. Provisions in the fund’s management agreement require the aggregate management fee of the fund and Tax Free Reserves Portfolio not to exceed 0.45%. The gross expenses in the financial highlights do not reflect the reduction in the fund’s management fee by the amount paid by the fund for its allocable share of the management fee paid to Tax Free Reserves Portfolio.
[2]	“Other expenses” for Service Shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.60% for Class A shares, 0.75% for Class N shares and 1.00% for Service Shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example - Western Asset Tax Free Reserves - USD ($)	1 year	3 years	5 years	10 years
Class A	61	237	429	982
Class N	77	390	726	1,675
Service Shares	102	920	1,756	3,929

Number of years you own your shares ($)
Expense Example, No Redemption - Western Asset Tax Free Reserves - USD ($)	1 year	3 years	5 years	10 years
Class A	61	237	429	982
Class N	77	390	726	1,675
Service Shares	102	920	1,756	3,929

The fund is a feeder fund that invests in securities through an underlying mutual fund, Tax Free Reserves Portfolio, which has the same investment objective and strategies as the fund. This structure is sometimes known as a “master/feeder” structure.
Principal investment strategies
The fund is a money market fund that, under normal market conditions, invests at least 80% of its assets in short-term high quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks. From time to time, the fund may invest significantly in municipal obligations issued by a single state, including, but not limited to, New York.

Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself. The fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category (or, with respect to not more than 3% of its total assets, in the second highest category) or, if not rated, are determined by the subadviser to be of equivalent quality.

Under normal circumstances, the fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax and/or the federal alternative minimum tax, although for temporary or defensive purposes, the fund may invest an unlimited amount in such securities.

The fund is a retail money market fund, meaning that the fund is only offered to accounts that are beneficially owned solely by natural persons. As a retail money market fund, the fund tries to maintain a share price of $1.00. Under Rule 2a-7 of the Investment Company Act of 1940, as amended, the fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.
Principal risks
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

If one or more money market funds were to incur a sizeable loss or impose fees on redemptions or suspend redemptions, there could be significant redemptions from money market funds in general, potentially driving the market prices of money market instruments down and adversely affecting market liquidity.

The fund could underperform other short-term municipal debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. While the fund seeks to maintain a $1.00 share price, if the market price of the fund’s securities fall, the value of your investment could decline. Market prices will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund.

Market events risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

Credit risk. An issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded or perceived to be less creditworthy, or the value of assets underlying a security may decline, causing the value of your investment to decline. The fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.

Yield risk. The amount of income received by the fund will go up or down depending on variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately, if for example, the fund’s manager discontinued any temporary voluntary fee limitation or recouped amounts previously waived and/or reimbursed.

Tax risk. The income on the fund’s municipal securities could become subject to federal income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Risks associated with concentration in the banking industry. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks and thus will be more susceptible to negative events affecting banks and the financial services sector worldwide. Changes in money market and general economic conditions, governmental policies and applicable regulations may adversely affect banks’ ability to obtain funds at reasonable costs and to finance their lending and other operations, including by limiting the loans they may make and the interest rates and fees they charge. Banking losses also result from defaults by borrowers, data breaches, certain bank activities such as mortgage banking and foreign exchange practices, and investments in derivatives.

Risks relating to investments in municipal securities. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. In the past, a number of municipal issuers defaulted on obligations, were downgraded or commenced insolvency proceedings. Financial difficulties of municipal issuers may experience a resurgence, particularly in the event of economic or market turmoil or a recession.

Risks associated with focusing on investments in New York municipal securities. When a fund focuses its investments on New York municipal securities, the fund may be affected significantly by adverse economic, political or other events affecting New York municipal issuers. Also, the fund may be more volatile than a more geographically diverse fund.

Portfolio management risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the tools and data used by the subadviser. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the fund.

Illiquidity risk. The fund may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly, and they may become difficult or impossible to sell, particularly during times of market turmoil. Illiquid investments may also be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. In addition, if the fund’s liquidity falls below certain levels, the fund may impose a fee of up to 2% on redemptions from the fund or temporarily restrict redemptions from the fund for up to 10 business days in any given 90 day period.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the fund’s investments involves subjective judgment.

Redemption risk. The fund may experience heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may impose a fee or suspend redemptions under certain conditions.

Cybersecurity risk. Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or customer data (including private shareholder information), or proprietary information, cause the fund, the manager, the subadviser and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent fund investors from purchasing, redeeming or exchanging shares or receiving distributions. A fund, the manager, and the subadviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the fund or the manager. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

These and other risks are discussed in more detail in the Prospectus or in the Statement of Additional Information.

The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. However, the fund intends to comply with the diversification requirements applicable to money market funds which limit the fund’s ability to invest in the obligations of a single issuer.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class N shares. The table shows the average annual total returns of each class of the fund’s shares that has been in operation for at least one full calendar year. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at www.leggmason.com/moneymarketfunds (select fund and share class), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Total returns (%)

Calendar Years ended December 31 Best Quarter (12/31/2018): 0.23 Worst Quarter (03/31/2013): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2019, was 0.61
Average annual total returns (%) (for periods ended December 31, 2018)
Average Annual Total Returns - Western Asset Tax Free Reserves	1 year	5 years	10 years	Since inception	Inception date
Class N	0.67%	0.18%	0.10%
Class A	0.81%	0.24%		0.15%	Aug. 17, 2010